INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of inventories

	December 31, 2023	December 31, 2022
Finished goods	$33.8	$42.6
Ore stockpiles	55.7	30.4
Mine supplies	176.8	126.9
	266.3	199.9
Non-current ore stockpiles	106.5	92.4
	$372.8	$292.3